Plan Termination	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Plan Termination
Plan Termination
6.	Plan Termination

Although it has not expressed any intent to do so, the Bank has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants will become 100% vested in the Bank’s matching contributions.